NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details) - Schedule of Business Acquisitions, by Acquisition - USD ($)		12 Months Ended
	Dec. 15, 2016	Dec. 31, 2017
Cash (paid in December 2016)	$ 60,000
Shares of the Company’s common stock	2,883,220
Liabilities assumed	40,140
Total purchase price	$ 2,983,360
Odava
Cash (paid in December 2016)		$ 40,570
Shares of the Company’s common stock		1,966,250
Total purchase price		2,006,820
DDDigital Inc.
Cash (paid in December 2016)		60,000
Shares of the Company’s common stock		2,883,220
Liabilities assumed		40,140
Total purchase price		$ 2,983,360